Basis of preparation and material accounting policies	6 Months Ended
Jun. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation and material accounting policies

1	Basis of preparation and material accounting policies
(a)    Compliance with International Financial Reporting Standards
The interim condensed consolidated financial statements of HSBC Bank plc (‘the bank’) and its subsidiaries (together ‘the group’) have been prepared on the basis of the policies set out in the 2022 annual financial statements except for those relating to IFRS 17 ‘Insurance Contracts’ and amendments to IAS 12 ‘Income Taxes’ as set out below. They have also been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as adopted by the UK, IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (‘IASB’), IAS 34 ‘Interim Financial Reporting’ as adopted by the EU and the Disclosure Guidance and Transparency Rules sourcebook of the UK’s Financial Conduct Authority. Therefore, they include an explanation of events and transactions that are significant to an understanding of the changes in the group’s financial position and performance since the end of 2022.
These financial statements should be read in conjunction with the Annual Report and Accounts 2022 which was prepared in accordance with UK-adopted international accounting standards in conformity with the requirements of the Companies Act 2006 and international financial reporting standards adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union. These financial statements were also prepared in accordance with International Financial Reporting Standards (‘IFRSs’) as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee. These financial statements should be read in conjunction with the information about the application of IFRS 17 ‘Insurance Contracts’ set out below.
At 30 June 2023, there were no IFRS standards effective for the half-year to 30 June 2023 affecting these financial statements that were not approved for adoption in the UK by the UK Endorsement Board. With the exception of amendments to IAS 12 ‘International Tax Reform – Pillar Two Model Rules’ which is expected to be endorsed by the EU in the second half of 2023, there was no difference between IFRSs adopted by the UK, IFRSs as adopted by the EU and IFRSs issued by the IASB in terms of their application to the group.
Standards applied during the half-year to 30 June 2023
IFRS 17 ‘Insurance Contracts’
On 1 January 2023, the group adopted the requirements of IFRS 17 ‘Insurance Contracts’ retrospectively with comparatives restated from the transition date, 1 January 2022. At transition, the group’s total equity reduced by £570m.
On adoption of IFRS 17, balances based on IFRS 4, including the present value of in-force long-term insurance business (‘PVIF’) asset in relation to the upfront recognition of future profits of in-force insurance contracts, were derecognised. Insurance contract liabilities have been remeasured under IFRS 17 based on groups of insurance contracts, which include the fulfilment cash flows comprising the best estimate of the present value of the future cash flows (for example premiums and payouts for claims, benefits, and expenses), together with a risk adjustment for non-financial risk, as well as the contractual service margin (‘CSM’). The CSM represents the unearned profits that will be released and systematically recognised in Insurance revenue as services are provided over the expected coverage period.
In addition, the group has made use of the option under the standard to re-designate certain eligible financial assets held to support insurance contract liabilities, which were predominantly measured at amortised cost, as financial assets measured at fair value through profit of loss, with comparatives restated from the transition date.
Summary of material accounting policies
In the financial statements of the Annual Report and Accounts 2023, the following policies will substantially replace the policies disclosed in Section 1.2 (j) ‘Insurance contracts’ in the financial statements of the Annual Report and Accounts 2022.
IFRS 17 sets out the requirements that the group applies in accounting for insurance contracts it issues, reinsurance contracts it holds and investment contracts with discretionary participation features it issues.
An insurance contract is a contract under which the group accepts significant insurance risk from another party by agreeing to compensate that party if it is adversely affected by a specified uncertain future event.
Aggregation of insurance contracts
Individual insurance contracts that are managed together and subject to similar risks are identified as a portfolio. Contracts that are managed together usually belong to the same product group, and have similar characteristics such as being subject to a similar pricing framework or similar product management, and are issued by the same legal entity. If a contract is exposed to more than one risk, the dominant risk of the contract is used to assess whether the contract features similar risks. Each portfolio is further separated by profitability group and issue date, with contracts the group issues after the transition date being grouped into either calendar quarter or annual cohorts depending on the characteristics of the portfolio. For multi-currency groups of contracts, the group considers its groups of contracts as being denominated in a single currency.
The measurement of the insurance contract liability is based on groups of insurance contracts as established at initial recognition, and will include fulfilment cash flows as well as the CSM representing the unearned profit. The group has elected to update the estimates used in the measurement on a year-to-date basis.
Fulfilment cash flows
The fulfilment cash flows comprise the following:
(i) Best estimates of future cash flows
These cash flows include amounts expected to be collected from premiums and payouts for claims, benefits and expenses, and are projected using a range of scenarios and assumptions in an unbiased way based on the group’s demographic and operating experience along with external mortality data where the group’s own experience data is not sufficiently large in size to be credible.
(ii) Adjustment for the time value of money (i.e. discounting) and financial risks associated with the future cash flows
The estimates of future cash flows are adjusted to reflect the time value of money and the financial risks to derive an expected present value. The group generally makes use of stochastic modelling techniques in the estimation for products with options and guarantees.
A bottom-up approach is used to determine the discount rate to be applied to a given set of expected future cash flows. This is derived as the sum of the risk-free yield and an illiquidity premium. The risk-free yield is determined based on observable market data, where such markets are considered to be deep, liquid and transparent. When information is not available, management judgement is applied to determine the appropriate risk-free yield. Illiquidity premiums reflect the liquidity characteristics of the associated insurance contracts.
(iii) Risk adjustment for non-financial risk
The risk adjustment reflects the compensation required for bearing the uncertainty about the amount and timing of future cash flows that arises from non-financial risk. It is calculated as a 75th percentile level of stress over a one year period. The level of the stress is determined with reference to external regulatory stresses and internal economic capital stresses.
The group does not disaggregate changes in the risk adjustment between insurance service result (comprising insurance revenue and insurance service expense) and insurance finance income or expenses. All changes are included in insurance service result.
Measurement models
The variable fee approach (‘VFA’) measurement model is used for most of the contracts issued by the group, which is mandatory upon meeting the following eligibility criteria at inception:
a.the contractual terms specify that the policyholder participates in a share of a clearly identified pool of underlying items;
b.the group expects to pay to the policyholder a substantial share of the fair value returns on the underlying items. The group considers that a substantial share is a majority of returns; and
c.the group expects a substantial proportion of any change in the amounts to be paid to the policyholder to vary with the change in fair value of the underlying items. The group considers that a substantial proportion is a majority proportion of change on a present value probability-weighted average of all scenarios.
For some contracts measured under VFA, the other comprehensive income (‘OCI’) option is used. The OCI option is applied where the underlying items held by the group are not accounted for at fair value through profit or loss. Under this option, only the amount that matches income or expenses recognised in profit or loss on underlying items is included in finance income or expenses for these insurance contracts, and hence results in the elimination of accounting mismatches. The remaining amount of finance income or expenses for these insurance contracts issued for the period is recognised in OCI.
The remaining contracts issued and the reinsurance contracts held are accounted for under the general measurement model (‘GMM’).
CSM and coverage units
The CSM represents the unearned profit and results in no income or expense at initial recognition when the group of contracts is profitable. The CSM is adjusted at each subsequent reporting period for changes in fulfilment cash flows relating to future service (e.g. changes in non-economic assumptions, including mortality and morbidity rates). For initial recognition of onerous groups of contracts and when groups of contracts become onerous subsequently, losses are recognised in insurance service expense immediately.
For groups of contracts measured using the VFA, changes in the group’s share of the underlying items, and economic experience and economic assumption changes adjust the CSM, whereas these changes do not adjust the CSM under the GMM, but are recognised in profit or loss as they arise.
The CSM is systematically recognised in insurance revenue to reflect the insurance contract services provided, based on the coverage units of the group of contracts. Coverage units are determined by the quantity of benefits and the expected coverage period of the contracts.
The group identifies the quantity of the benefits provided as follows:
–For insurance coverage – based on the expected net policyholder insurance benefit at each period after allowance for decrements, where net policyholder insurance benefit refers to the amount of sum assured less the fund value or surrender value.
–For investment services (including both investment-return service and investment-related service) – based on a constant measure basis which reflects the provision of access for the policyholder to the facility.
For contracts that provide both insurance coverage and investment services, coverage units are weighted according to the expected present value of the future cash outflows for each service.
Insurance service result
Insurance revenue reflects the consideration to which the group expects to be entitled in exchange for the provision of coverage and other insurance contract services (excluding any investment components). Insurance service expenses comprise the incurred claims and other incurred insurance service expenses (excluding any investment components), and losses on onerous groups of contracts and reversals of such losses.
Insurance finance income and expenses
Insurance finance income or expenses comprise the change in the carrying amount of the group of insurance contracts arising from the effects of the time value of money, financial risk and changes therein. For VFA contracts, changes in the fair value of underlying items (excluding additions and withdrawals) are recognised in insurance finance income or expenses, except where the OCI option applies as described above.
The key differences between IFRS 4 and IFRS 17 are summarised in the following table:

	IFRS 4	IFRS 17
Balance sheet
–Insurance contract liabilities for non-linked life insurance contracts are calculated by local actuarial principles. Liabilities under unit-linked life insurance contracts are at least equivalent to the surrender or transfer value, by reference to the value of the relevant underlying funds or indices. Grouping requirements follow local regulations.
–An intangible asset for the PVIF is recognised, representing the upfront recognition of future profits associated with in-force insurance contracts.

–Insurance contract liabilities are measured for groups of insurance contracts at current value, comprising the fulfilment cash flows and the CSM.
–The fulfilment cash flows comprise the best estimate of the present value of the future cash flows, together with a risk adjustment for non-financial risk.
–The CSM represents the unearned profit.

Profit emergence / recognition
–The value of new business is reported as revenue on Day 1 as an increase in PVIF.
–The impact of the majority of assumption changes is recognised immediately in the income statement.
–Variances between actual and expected cash flows are recognised in the period they arise.

–The CSM is systematically recognised in revenue as services are provided over the expected coverage period of the group of contracts (i.e. no Day 1 profit).
–Contracts are measured using the GMM or VFA model for insurance contracts with direct participation features upon meeting the eligibility criteria. Under the VFA model, the group’s share of the investment experience and assumption changes are absorbed by the CSM and released over time to profit or loss. For contracts measured under GMM, the group’s share of the investment volatility is recorded in profit or loss as it arises.
–Losses from onerous contracts are recognised in the income statement immediately.

Investment return assumptions (discount rate)	–PVIF is calculated based on long-term investment return assumptions based on assets held. It therefore includes investment margins expected to be earned in future.
–Under the market consistent approach, expected future investment spreads are not included in the investment return assumption. Instead, the discount rate includes an illiquidity premium that reflects the nature of the associated insurance contract liabilities.

Expenses
–Total expenses to acquire and maintain the contract over its lifetime are included in the PVIF calculation.
–Expenses are recognised across operating expenses and fee expense as incurred and the allowances for those costs released from the PVIF simultaneously.

–Projected lifetime expenses that are directly attributable costs are included in the insurance contract liabilities and recognised in the insurance service result.
–Non-attributable costs are reported in operating expenses.

Transition
In applying IFRS 17 for insurance contracts retrospectively, the full retrospective approach (‘FRA’) has been used unless it was impracticable. When the FRA is impracticable such as when there is a lack of sufficient and reliable data, an entity has an accounting policy choice to use either the modified retrospective approach (‘MRA’) or the fair value approach (‘FVA’). The group has applied the MRA in France prior to 2019, and the FVA for the UK insurance business prior to 2019. The FVA has been applied for all other businesses prior to 2020 when the FRA is impracticable to apply.
Under the FVA, the valuation of insurance liabilities on transition is based on the applicable requirements of IFRS 13 ‘Fair Value Measurement’. This requires consideration of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The CSM is calculated as the difference between what a market participant would demand for assuming the unexpired risk associated with insurance contracts, including required profit, and the fulfilment cash flows that are determined using IFRS 17 principles.
In determining the fair value, the group considered the estimated profit margin that a market participant would demand in return for assuming the insurance liabilities with the consideration of the level of capital that a market participant would be required to hold, and the discount rate with an allowance for an illiquidity premium that takes into account the level of ‘matching’ between the group’s assets and related liabilities. These assumptions were set taking into account the assumptions that a hypothetical market participant operating in each local jurisdiction would consider.
Amendments to IAS 12 ‘International Tax Reform – Pillar Two Model Rules’
On 23 May 2023, the IASB issued amendments to IAS 12 ‘International Tax Reform – Pillar Two Model Rules’, which became effective immediately and were approved for adoption by all members of the UK Endorsement Board on 19 July 2023. On 20 June 2023, legislation was substantively enacted in the UK to introduce the OECD’s Pillar Two global minimum tax rules and a UK qualified domestic minimum top-up tax, with effect from 1 January 2024. The group has applied the IAS 12 exception from recognising and disclosing information on associated deferred tax assets and liabilities. As noted above, the EU has not yet endorsed these IAS 12 amendments but is expected to do so in the second half of 2023.
There were no other new standards or amendments to standards that had an effect on these interim condensed financial statements.
(b) Use of estimates and judgements
Management believes that the critical accounting estimates and judgements applicable to the group are those which relate to impairment of amortised cost and FVOCI financial assets, impairment of investments in subsidiaries, the valuation of financial instruments, deferred tax assets, provisions for liabilities and non-current assets held for sale. There were no material changes in the current period to any of the critical accounting estimates and judgements disclosed in 2022, which are stated on pages 124 to 135 of the Annual Report and Accounts 2022.
(c)    Composition of the group
There were no material changes in the composition of the group in the half-year to 30 June 2023. For further details of future business disposals see Note 11: ‘Assets held for sale and liabilities of disposal groups held for sale’.
(d) Going concern
The financial statements are prepared on a going concern basis as the Directors are satisfied that the group and parent company have the resources to continue in business for the next 12 months after the signing date and for the foreseeable future. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions, including future projections of profitability, cash flows, capital requirements and capital resources.
These considerations include internal stress tests incorporating PRA scenarios, as well as considering potential impacts from the strategic review and other top and emerging risks and the related impact on profitability, capital and liquidity.
(e)    Accounting policies
The accounting policies applied by the group for these interim condensed consolidated financial statements are consistent with those described on pages 124 to 135 of the Annual Report and Accounts 2022, as are the methods of computation, with the exception of those relating to IFRS 17 and amendments to IAS 12 as described above.